Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill [Abstract]
Schedule of Goodwill [Table Text Block]
21. GOODWILL

The change in goodwill for the year ended December 31 is due to the following:

millions of Canadian dollars	2018	2017
Balance, January 1	$5,805	$6,213
Change in foreign exchange rate	508	(408)
Balance, December 31	$6,313	$5,805